UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File number 811-22263

Exchange Traded Concepts Trust
 (Exact name of registrant as specified in charter)

10900 Hefner Pointe Drive
Suite 207
Oklahoma City, OK 73120
 (Address of principal executive offices) (Zip code)

J. Garrett Stevens
Exchange Traded Concepts Trust
10900 Hefner Pointe Drive
Suite 207
Oklahoma City, Oklahoma 73013
(Name and address of agent for service)

Copy to:
Christopher Menconi
Morgan, Lewis & Bockius LLP
1111 Pennsylvania Avenue NW
Washington, DC 20004

Registrant’s telephone number, including area code: 1-405-778-8377

Date of fiscal year end: March 31, 2017

Date of reporting period: March 31, 2017

Item 1. Reports to Stockholders.

Exchange Traded Concepts TrusT

REX Gold Hedged S&P 500 ETF

REX Gold Hedged FTSE Emerging Markets ETF

Annual Report

March 31, 2017

REX Funds

Table of Contents

Management Discussion of Fund Performance	1
Consolidated Schedules of Investments	5
Consolidated Statements of Assets and Liabilities	10
Consolidated Statements of Operations	11
Consolidated Statements of Changes in Net Assets	12
Consolidated Financial Highlights	13
Notes to the Consolidated Financial Statements	14
Report of Independent Registered Public Accounting Firm	27
Trustees and Officers of the Trust	28
Disclosure of Fund Expenses	31
Notice to Shareholders	32
Supplemental Information	33

The Funds file their complete schedule of Fund holdings with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q within sixty days after the end of the period. The Funds’ Forms N-Q will be available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that Exchange Traded Concepts uses to determine how to vote proxies relating to Funds’ securities, as well as information relating to how the Funds voted proxies relating to each Fund’s securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 1-844-REX-1414; and (ii) on the Commission’s website at http://www.sec.gov.

REX Funds

REX Gold Hedged S&P 500 ETF

Management Discussion of Fund Performance

March 31, 2017 (Unaudited)

Dear REX Gold Hedged S&P 500 ETF Shareholders,

Thank you for your investment in the REX Gold Hedged S&P 500 ETF (the “Fund” or “GHS”). The information presented in this Report relates to the operations of GHS for the fiscal period ended March 31, 2017.

The Fund seeks to outperform the total return performance of the S&P 500 Dynamic Gold Hedged Index by actively hedging the returns of the S&P 500® Index using gold futures. The S&P 500 Dynamic Gold Hedged Index, measures the total return performance of the S&P 500® Index plus a long position in gold futures contracts, the notional value of which is comparable to the value of the exposure to the S&P 500® Index.

From April 4, 2016 (inception) through the fiscal year end of March 31, 2017, the Fund returned 17.51% at its mid-market price and 17.67% at the NAV. The S&P 500 Dynamic Gold Hedged Index experienced a total return of 17.94% during this same period.

GHS gained exposure to the S&P 500 Index initially by holding the Vanguard S&P 500 ETF (VOO), for efficiency, then via an optimized basket of securities comprising the S&P 500 Index; as well as with S&P 500 E-mini futures for the period from inception to March 31, 2017. VOO contributed 1.71% to the total return for the period, the optimized S&P 500 basket contributed 12.74%, and the S&P 500 E-mini futures contributed 2.69%. The total contribution to the Fund for the period was a positive 17.14%, compared to the total return of S&P 500 index of 16.78% over the same period.

We appreciate your investment in the REX Gold Hedged S&P 500 ETF.

Sincerely,

J. Garrett Stevens,
Chief Executive Officer
Exchange Traded Concepts, Advisor to the Fund

This material represents an assessment of the market environment at a specific point in time and is not intended to be a forecast of future events, or a guarantee of future results. This information should not be relied upon by the reader as research or investment advice.

REX Funds

REX Gold Hedged S&P 500 ETF

Management Discussion of Fund Performance

March 31, 2017 (Unaudited) (Concluded)

Growth of a $10,000 Investment‡

CUMULATIVE ANNUAL TOTAL RETURN FOR THE PERIOD ENDED MARCH 31, 2017*
Cumulative Inception to Date
	Net Asset Value	Market Price
Rex Gold Hedged S&P 500 ETF	17.67%	17.51%‡
S&P 500 Dynamic Gold Hedged Index	17.94%‡	17.94%‡
S&P 500 Index	16.78%‡	16.78%‡

*	Fund commenced operations on April 4, 2016.
‡	Unaudited

The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that shares, when redeemed or sold in the market, may be worth more or less than their original cost. Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Fund. The Fund’s performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends and, unlike a Fund’s returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index. Please visit rexetf.com or call 1-(844)-REX-1414 for most recent month end performance and expenses.

Current performance may be lower or higher than the performance data shown above.

There are no assurances that the Fund will meet its stated objectives.

The Fund’s holdings and allocations are subject to change and should not be considered recommendations to buy individual securities.

Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

See definition of comparative index in Management Discussion of Fund Performance.

REX Funds

REX Gold Hedged FTSE Emerging Markets ETF

Management Discussion of Fund Performance

March 31, 2017 (Unaudited)

Dear REX Gold Hedged FTSE Emerging Markets ETF Shareholders,

Thank you for your investment in the REX Gold Hedged FTSE Emerging Markets ETF (the “Fund” or “GHE”). The information presented in this Report relates to the operations of GHE for the fiscal period ended March 31, 2017.

The Fund seeks to outperform the total return performance of the FTSE Emerging Gold Overlay Index by actively hedging a portfolio of emerging markets securities using gold futures. The FTSE Emerging Gold Overlay Index, measures the total return performance of the FTSE Emerging Index plus a long position in gold futures contracts, the notional value of which is comparable to the value of the exposure to the FTSE Emerging Index.

From April 4, 2016 (inception) through the fiscal year end of March 31, 2017, the Fund returned 18.30% at its mid-market price and 18.70% at the NAV. The FTSE Emerging Gold Overlay Index experienced a total return of 19.13% during this same period.

GHE gained exposure to the FTSE Emerging Markets Index initially by holding the Vanguard FTSE Emerging Markets ETF (VWO), then the Schwab Emerging Markets Equity ETF (SCHE); as well as with MSCI Emerging Markets E-mini futures for the period from inception to March 31, 2017. VWO contributed 7.72% to the total return for the period, SCHE contributed 6.47%, and the MSCI EM futures contributed 3.86%. The total contribution to the Fund was a positive 18.05% for the period, compared to the total return of FTSE Emerging Net Tax (US RIC) Index of 18.86% over the same period.

We appreciate your investment in the REX Gold Hedged FTSE Emerging Markets ETF.

Sincerely,

J. Garrett Stevens,
Chief Executive Officer
Exchange Traded Concepts, Advisor to the Fund

This material represents an assessment of the market environment at a specific point in time and is not intended to be a forecast of future events, or a guarantee of future results. This information should not be relied upon by the reader as research or investment advice.

REX Funds

REX Gold Hedged FTSE Emerging Markets ETF

Management Discussion of Fund Performance

March 31, 2017 (Unaudited) (Concluded)

Growth of a $10,000 Investment‡

CUMULATIVE ANNUAL TOTAL RETURN FOR THE PERIOD ENDED MARCH 31, 2017*
Cumulative Inception to Date
	Net Asset Value	Market Price
Rex Gold Hedged FTSE Emerging Markets ETF	18.70%	18.30%‡
FTSE Emerging Gold Overlay Index	19.13%‡	19.13%‡
FTSE Emerging Net Tax (US RIC) Index	18.86%‡	18.86%‡

*	Fund commenced operations on April 4, 2016.
‡	Unaudited

The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that shares, when redeemed or sold in the market, may be worth more or less than their original cost. Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Fund. The Fund’s performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends and, unlike a Fund’s returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index. Please visit rexetf.com or call 1-(844)-REX-1414 for most recent month end performance and expenses.

Current performance may be lower or higher than the performance data shown above.

There are no assurances that the Fund will meet its stated objectives.

The Fund’s holdings and allocations are subject to change and should not be considered recommendations to buy individual securities.

Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

See definition of comparative index in Management Discussion of Fund Performance.

REX Funds

REX Gold Hedged S&P 500 ETF

Consolidated Schedule of Investments

March 31, 2017

Description	Shares	Fair Value
COMMON STOCK — 78.0%

Consumer Discretionary — 9.6%
Adient	20	$1,453
Amazon.com *	46	40,780
AutoZone *	8	5,784
Carnival	120	7,069
CBS, Cl B	85	5,896
Charter Communications, Cl A *	24	7,856
Comcast, Cl A	480	18,043
Delphi Automotive	62	4,991
Dollar General	62	4,323
Dollar Tree *	52	4,080
Ford Motor	588	6,844
General Motors	198	7,002
Home Depot	143	20,998
Lowe's	126	10,359
McDonald's	101	13,091
Netflix *	55	8,130
Newell Brands	138	6,509
NIKE, Cl B	212	11,815
Omnicom Group	48	4,138
O'Reilly Automotive *	22	5,936
Priceline Group *	6	10,680
Ross Stores	98	6,455
Starbucks	154	8,992
Target	78	4,305
Time Warner	99	9,673
TJX	105	8,303
Twenty-First Century Fox, Cl A	222	7,191
VF	93	5,112
Walt Disney	168	19,049
Yum China Holdings *	20	544
Yum! Brands	80	5,112
		280,513
Consumer Staples — 7.1%
Altria Group	147	10,499
Archer-Daniels-Midland	83	3,821
Coca-Cola	362	15,363
Colgate-Palmolive	120	8,783
ConAgra Brands	118	4,760
Constellation Brands, Cl A	27	4,376
Costco Wholesale	48	8,049
CVS Caremark	129	10,128
Dr Pepper Snapple Group	51	4,994
Estee Lauder, Cl A	58	4,918
General Mills	110	6,492
Kellogg	66	4,792
Kimberly-Clark	46	6,055
Kraft Heinz	64	5,812
Kroger	156	4,600
Lamb Weston Holdings	40	1,682
Molson Coors Brewing, Cl B	44	4,211
Mondelez International, Cl A	175	7,540
Monster Beverage *	78	3,601
PepsiCo	133	14,877
Philip Morris International	168	18,967
Procter & Gamble	239	21,474
Reynolds American	86	5,420
Sysco	86	4,465
Tyson Foods, Cl A	57	3,517
Walgreens Boots Alliance	88	7,308
Wal-Mart Stores	139	10,019
		206,523
Energy — 5.4%
Anadarko Petroleum	106	6,572
Apache	84	4,317
Baker Hughes	86	5,145
Chevron	201	21,580
ConocoPhillips	163	8,129
Devon Energy	122	5,090
Enbridge	45	1,883
EOG Resources	92	8,975
ExxonMobil	441	36,165
Halliburton	160	7,874
Kinder Morgan	321	6,979

The accompanying notes are an integral part of the financial statements.

REX Funds

REX Gold Hedged S&P 500 ETF

Consolidated Schedule of Investments

March 31, 2017 (Continued)

Description	Shares	Fair Value
Marathon Petroleum	94	$4,751
Occidental Petroleum	102	6,463
Phillips 66	58	4,595
Pioneer Natural Resources	32	5,959
Schlumberger	161	12,573
Valero Energy	78	5,171
Williams	152	4,498
		156,719
Financials — 11.4%
Aflac	64	4,635
Allstate	70	5,704
American Express	108	8,544
American International Group	116	7,242
Aon	42	4,985
Bank of America	1,110	26,185
Bank of New York Mellon	129	6,093
BB&T	167	7,465
Berkshire Hathaway, Cl B *	166	27,669
BlackRock, Cl A	15	5,753
Capital One Financial	56	4,853
Charles Schwab	211	8,611
Chubb	45	6,131
Citigroup	307	18,365
CME Group, Cl A	40	4,752
Discover Financial Services	92	6,292
Goldman Sachs Group	44	10,107
Hartford Financial Services Group.	88	4,230
Intercontinental Exchange	80	4,790
JPMorgan Chase	324	28,459
M&T Bank	54	8,355
Marsh & McLennan	95	7,020
MetLife	160	8,451
Morgan Stanley	166	7,111
PNC Financial Services Group	80	9,619
Progressive	139	5,446
Prudential Financial	60	6,401
S&P Global	42	5,491
State Street	88	7,006
SunTrust Banks	186	10,286
Synchrony Financial	156	5,351
T Rowe Price Group	86	5,861
Travelers	48	5,786
US Bancorp	160	8,240
Wells Fargo	474	26,383
Willis Towers Watson	34	4,450
		332,122
Health Care — 10.8%
Abbott Laboratories	251	11,147
AbbVie	174	11,338
Aetna	44	5,612
Alexion Pharmaceuticals *	38	4,607
Allergan	43	10,274
Amgen	82	13,454
Anthem	35	5,788
Baxter International	22	1,141
Becton Dickinson	29	5,320
Biogen *	26	7,109
Bioverativ *	13	708
Boston Scientific *	184	4,576
Bristol-Myers Squibb	192	10,441
Cardinal Health	58	4,730
Celgene *	98	12,194
Cigna	30	4,395
Danaher	46	3,934
Edwards Lifesciences *	38	3,575
Eli Lilly	109	9,168
Express Scripts Holding *	104	6,855
Gilead Sciences	174	11,818
HCA Holdings *	67	5,962
Humana	24	4,947
Illumina *	30	5,119
Intuitive Surgical *	8	6,132
Johnson & Johnson	283	35,248
McKesson	41	6,079
Medtronic	139	11,197
Merck	300	19,062
Mylan *	80	3,119
Pfizer	652	22,305
Regeneron Pharmaceuticals *	12	4,650
Stryker	38	5,003
Thermo Fisher Scientific	51	7,834
UnitedHealth Group	93	15,253
Vertex Pharmaceuticals *	44	4,811
Zimmer Biomet Holdings	40	4,884
Zoetis, Cl A	68	3,629
		313,418
Industrials — 8.1%
3M	73	13,967
American Airlines Group	74	3,130
Boeing	74	13,087
Caterpillar	84	7,792
CSX	132	6,145
Cummins	37	5,594

The accompanying notes are an integral part of the financial statements.

REX Funds

REX Gold Hedged S&P 500 ETF

Consolidated Schedule of Investments

March 31, 2017 (Continued)

Description	Shares	Fair Value
Deere	42	$4,572
Delta Air Lines	112	5,147
Eaton	116	8,601
Emerson Electric	140	8,380
FedEx	32	6,245
Fortive	46	2,770
General Dynamics	40	7,488
General Electric	973	28,996
Honeywell International	58	7,242
Illinois Tool Works	70	9,273
Johnson Controls International	183	7,708
Lockheed Martin	26	6,958
Nielsen Holdings	134	5,536
Norfolk Southern	48	5,375
Northrop Grumman	27	6,422
PACCAR	94	6,317
Raytheon	48	7,320
Roper Technologies	32	6,608
Southwest Airlines	89	4,785
Stanley Black & Decker	62	8,238
Union Pacific	106	11,227
United Parcel Service, Cl B	58	6,223
United Technologies	71	7,967
Waste Management	96	7,000
		236,113
Information Technology — 17.1%
Accenture, Cl A	56	6,713
Activision Blizzard	115	5,734
Adobe Systems *	75	9,760
Alphabet, Cl A *	34	28,825
Alphabet, Cl C *	31	25,716
Amphenol, Cl A	74	5,267
Analog Devices	72	5,900
Apple	580	83,323
Applied Materials	218	8,480
Automatic Data Processing	69	7,065
Broadcom, Cl A	52	11,386
Cisco Systems	577	19,503
Cognizant Technology Solutions, Cl A *	100	5,952
Corning	210	5,670
eBay *	157	5,270
Electronic Arts *	58	5,192
Facebook, Cl A *	268	38,070
Fidelity National Information Services	60	4,777
Fiserv *	44	5,074
Hewlett Packard Enterprise	216	5,119
HP	308	5,507
Intel	521	18,793
International Business Machines	85	14,802
Intuit	42	4,872
Mastercard, Cl A	101	11,359
Micron Technology *	162	4,682
Microsoft	835	54,993
NVIDIA	70	7,625
Oracle	327	14,587
Paychex	87	5,124
PayPal Holdings *	148	6,367
QUALCOMM	188	10,780
salesforce.com *	98	8,084
TE Connectivity	80	5,964
Texas Instruments	124	9,989
Versum Materials	12	367
Visa, Cl A	178	15,820
Yahoo! *	135	6,265
		498,776
Materials — 2.0%
Air Products & Chemicals	25	3,382
Dow Chemical	106	6,735
Ecolab	54	6,768
EI du Pont de Nemours	103	8,274
Freeport-McMoRan, Cl B *	284	3,794
LyondellBasell Industries, Cl A	45	4,104
Monsanto	64	7,245
Newmont Mining	100	3,296
PPG Industries	54	5,674
Praxair	48	5,693
Sherwin-Williams	10	3,102
		58,067
Real Estate Investment Trust— 2.4%
American Tower, Cl A	56	6,805
AvalonBay Communities	30	5,508
Boston Properties	46	6,091
Crown Castle International	68	6,423
Equinix	14	5,605
Equity Residential	72	4,480
Prologis	118	6,122
Public Storage	26	5,692
Simon Property Group	34	5,849
Ventas	78	5,073
Welltower	74	5,241
Weyerhaeuser	166	5,641
		68,530

The accompanying notes are an integral part of the financial statements.

REX Funds

REX Gold Hedged S&P 500 ETF

Consolidated Schedule of Investments

March 31, 2017 (Concluded)

Description	Shares	Fair Value
Telecommunication Services — 1.8%
AT&T	712	$29,583
Verizon Communications	469	22,864
		52,447
Utilities — 2.3%
American Electric Power	54	3,625
Consolidated Edison	50	3,883
Dominion Resources	22	1,707
Duke Energy	70	5,741
Edison International	56	4,458
Eversource Energy	80	4,702
Exelon	150	5,397
NextEra Energy	28	3,594
PG&E	46	3,053
PPL	138	5,160
Public Service Enterprise Group	108	4,790
Sempra Energy	52	5,745
Southern	70	3,485
WEC Energy Group	74	4,487
Xcel Energy	156	6,934
		66,761
Total Common Stock
(Cost $2,003,517)		2,269,989

Total Investments - 78.0%
(Cost $2,003,517)		$2,269,989

The open futures contracts held by the Fund at March 31, 2017, are as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)
Gold	23	Jun-2017	2,877,760	$37,527
S&P 500 Index E-MINI	5	Jun-2017	589,813	(949)
				$36,578

The futures contracts are held by REX Gold Hedged S&P 500 Subsidiary I as of March 31, 2017.

Percentages are based on Net Assets of $2,909,443.

*	Non-income producing security.

Cl — Class

S&P — Standard & Poor’s

The following is a list of the inputs used as of March 31, 2017 in valuing the Fund’s investments and other instruments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$2,269,989	$—	$—	$2,269,989
Total Investments in Securities	$2,269,989	$—	$—	$2,269,989

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*
Unrealized Appreciation	$37,527	$—	$—	$37,527
Unrealized Depreciation	(949)	—	—	(949)
Total Other Financial Instruments	$36,578	$—	$—	$36,578

*	Futures contracts are valued at unrealized appreciation (depreciation) on the instrument.

For the period ended March 31, 2017, there have been no transfers between Level 1, Level 2 or Level 3 investments. It is the Fund’s policy to recognize transfers into and out of Level 1, Level 2 and Level 3 at the end of the reporting period. For the period ended March 31, 2017, there were no Level 3 investments.

Amounts designated as “—” are $0.

The accompanying notes are an integral part of the financial statements.

REX Funds

REX Gold Hedged FTSE Emerging Markets ETF

Consolidated Schedule of Investments

March 31, 2017

Description	Shares	Fair Value
EXCHANGE-TRADED FUND — 78.3%

Exchange-Traded Fund — 78.3%
Schwab Emerging Markets Equity ETF ‡	47,400	$1,136,178

Total Exchange-Traded Fund
(Cost $1,073,887)		1,136,178

Total Investments - 78.3%
(Cost $1,073,887)		$1,136,178

The open futures contracts held by the Fund at March 31, 2017, are as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Notional Amount	Unrealized Appreciation
Gold	11	Jun-2017	1,376,320	$19,242
E-MINI MSCI EAFE	6	Jun-2017	288,423	7,546
				$26,788

The futures contracts are held by REX Gold Hedged FTSE Emerging Markets Subsidiary I as of March 31, 2017.

Percentages are based on Net Assets of $1,450,268.

‡

The Fund’s investment in the Schwab Emerging Markets Equity ETF represents greater than 50% of the Fund’s total investments. The Schwab Emerging Markets Equity ETF seeks to track as closely as possible, before fees and expenses, the total return of the FTSE Emerging Index. For further financial information, available upon request at no charge, on the Schwab Emerging Markets Equity ETF, please go to the Securities Exchange Commission’s website at http://www.sec.gov or call 1-800-DIAL-SEI.

EAFE — Europe, Australasia and Far East

ETF — Exchange Traded Fund

FTSE — Financial Times Stock Exchange

MSCI — Morgan Stanley Capital International

The following is a list of the inputs used as of March 31, 2017 in valuing the Fund’s investments and other instruments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Exchange-Traded Fund	$1,136,178	$—	$—	$1,136,178
Total Investments in Securities	$1,136,178	$—	$—	$1,136,178

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*
Unrealized Appreciation	$26,788	$—	$—	$26,788
Total Other Financial Instruments	$26,788	$—	$—	$26,788

*	Futures contracts are valued at unrealized appreciation on the instrument.

For the period ended March 31, 2017, there have been no transfers between Level 1, Level 2 or Level 3 investments. It is the Fund’s policy to recognize transfers into and out of Level 1, Level 2 and Level 3 at the end of the reporting period. For the period ended March 31, 2017, there were no Level 3 investments.

Amounts designated as “—” are $0.

The accompanying notes are an integral part of the financial statements.

REX Funds

Consolidated Statements of Assets and Liabilities

March 31, 2017

	REX Gold Hedged S&P 500 ETF	REX Gold Hedged FTSE Emerging Markets ETF
Assets:
Investments at Fair Value	$2,269,989	$1,136,178
Cash and Cash Equivalents	169,401	43,165
Cash Collateral on Futures	462,890	270,320
Receivable for Variation Margin	7,360	3,520
Dividends Receivable	2,248	—
Reclaims Receivable	40	—
Total Assets	2,911,928	1,453,183

Liabilities:
Payable for Variation Margin	1,313	2,130
Advisory Fees Payable	1,172	785
Total Liabilities	2,485	2,915

Net Assets	$2,909,443	$1,450,268

Net Assets Consist of:
Paid-in Capital	$2,572,367	$1,329,969
Accumulated Undistributed Net Investment Income	8,379	41,631
Accumulated Net Realized Gain (Loss) on Investments	25,647	(10,411)
Net Unrealized Appreciation on Investments	266,472	62,291
Net Unrealized Appreciation on Futures Contracts	36,578	26,788
Net Assets	$2,909,443	$1,450,268

Investments, at Cost	2,003,517	1,073,887
Outstanding Shares of Beneficial Interest
(unlimited authorization — no par value)	100,000	50,000
Net Asset Value, Offering and Redemption Price Per Share	$29.09	$29.01

Amounts designated as “—” are $0.

The accompanying notes are an integral part of the financial statements.

REX Funds

Consolidated Statements of Operations

For the period ended March 31, 2017

	REX Gold Hedged S&P 500 ETF(1)	REX Gold Hedged FTSE Emerging Markets ETF(1)
Investment Income:
Dividend Income	$46,969	$62,273
Total Investment Income	46,969	62,273

Expenses:
Advisory Fees	14,848	16,135
Total Expenses	14,848	16,135

Net Investment Income	32,121	46,138

Net Realized Gain (Loss) on:
Investments (2)	107,484	208,937
Futures Contracts	(117,641)	19,922
Net Change in Unrealized Appreciation (Depreciation):
Investments	266,472	62,291
Futures Contracts	36,578	26,788
Net Realized and Unrealized Gain on Investments	292,893	317,938

Net Increase in Net Assets Resulting from Operations	$325,014	$364,076

(1)	Commenced operations on April 4, 2016.
(2)	Includes realized gains as a result of in-kind transactions. (See Note 7).

Amounts designated as “—” are $0.

The accompanying notes are an integral part of the financial statements.

REX Funds

Consolidated Statements of Changes in Net Assets

For the period ended March 31, 2017

	REX Gold Hedged S&P 500 ETF(1)	REX Gold Hedged FTSE Emerging Markets ETF(1)
	Period Ended March 31, 2017	Period Ended March 31, 2017
Operations:
Net Investment Income	$32,121	$46,138
Net Realized Gain (Loss) on Investments and futures contracts (2)	(10,157)	228,859
Net Change in Unrealized Appreciation (Depreciation) on Investments and futures contracts	303,050	89,079
Net Increase in Net Assets Resulting from Operations	325,014	364,076

Distributions to Shareholders:
Net Investment Income	(25,622)	(51,214)
Net Realized Gains	(2,910)	(2,480)
Total Distributions to Shareholders	(28,532)	(53,694)

Capital Share Transactions:
Issued	6,462,877	5,412,586
Redeemed	(3,849,916)	(4,272,700)
Increase in Net Assets from Capital Share Transactions	2,612,961	1,139,886

Total Increase in Net Assets	2,909,443	1,450,268

Net Assets:
Beginning of Period	—	—
End of Period (Includes Accumulated Undistributed Net Investment Income of $8,379 and $41,631)	$2,909,443	$1,450,268

Share Transactions:
Issued	250,000	200,000
Redeemed	(150,000)	(150,000)
Net Increase in Shares Outstanding from Share Transactions	100,000	50,000

(1)	Commenced operations on April 4, 2016.

(2)	Includes realized gains as a result of in-kind transactions. (See Note 7).

Amounts designated as “—” are $0.

The accompanying notes are an integral part of the financial statements.

REX Funds

Consolidated Financial Highlights

For the year ended March 31, 2017

Selected Per Share Data & Ratios
For a Share Outstanding Throughout the Period

	Net Asset Value, Beginning of Period	Net Investment Income*	Net Realized and Unrealized Gain on Investments	Total from Operations	Distributions from Net Investment Income	Distributions from Net Realized Capital Gains	Total Distributions	Net Asset Value, End of Period	Market Price, End of Period	Total Return(1)	Net Assets End of Period (000)	Ratio of Expenses to Average Net Assets	Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover(2)
REX Gold Hedged S&P 500 ETF
2017‡	$ 25.00	$ 0.28	$ 4.10	$ 4.38	$ (0.26)	$ (0.03)	$ (0.29)	$ 29.09	$ 29.05	17.67%	$ 2,909	0.48%(3)	1.04%(3)	24%
REX Gold Hedged FTSE Emerging Markets ETF
2017‡	$ 25.00	$ 0.50	$ 4.04	$ 4.54	$ (0.51)	$ (0.02)	$ (0.53)	$ 29.01	$ 28.91	18.70%	$ 1,450	0.65%(3)	1.86%(3)	98%

‡	For the period April 4, 2016 (commencement of operations) to March 31, 2017.

*	Per share data calculated using average shares method.

(1)

Total return is for the period indicated and has not been annualized. The return shown does not reflect the deduction of taxes the shareholder would pay on Fund distributions or redemption of Fund shares.

(2)

Portfolio turnover rate is for the period indicated and periods of less than one year have not been annualized. Excludes effect of securities received or delivered from processing creations or redemptions.

(3)	Annualized.

The accompanying notes are an integral part of the financial statements.

REX Funds

Notes to the Consolidated Financial Statements

March 31, 2017

1. ORGANIZATION

Exchange Traded Concepts Trust (the “Trust”), is a Delaware statutory trust formed on July 17, 2009 and amended July 20, 2011. The Trust is registered with the Securities and Exchange Commission (the “Commission”) under the Investment Company Act of 1940 (the “1940 Act”), as amended, as an open-end management investment company consisting of multiple portfolios. The consolidated financial statements herein are those of the Rex Gold Hedged S&P 500 ETF and Rex Gold Hedged FTSE Emerging Markets ETF (each a “Fund”, and collectively the “Funds”). The REX Gold Hedged S&P 500 ETF seeks to outperform the total return performance of the S&P 500 Dynamic Gold Hedged Index by actively hedging the returns of the S&P 500® Index using gold futures. The REX Gold Hedged FTSE Emerging Markets ETF seeks to outperform the total return performance of the FTSE Emerging Gold Overlay Index by actively hedging a portfolio of emerging markets securities using gold futures. Each Fund is classified as a “non-diversified” fund under the 1940 Act. Exchange Traded Concepts, LLC (the “Adviser”), an Oklahoma limited liability company, serves as the investment adviser for the Funds and is subject to the supervision of the Board of Trustees (the “Board”). The Adviser is responsible for managing the investment activities of the Funds, the Funds’ business affairs and other administrative matters. Vident Investment Advisory, LLC (the “Sub-Adviser”), serves as the sub-adviser to the Funds. The Funds commenced operations on April 4, 2016.

The REX Gold Hedged S&P 500 Subsidiary I and REX Gold Hedged FTSE Emerging Markets Subsidiary I are both wholly-owned subsidiaries of the REX Gold Hedged S&P 500 ETF and REX Gold Hedged FTSE Emerging Markets ETF, respectively (each a “Subsidiary”, collectively the “Subsidiaries”). Each Subsidiary is organized under the laws of the Cayman Islands as an exempt limited company. Information regarding the REX Gold Hedged S&P 500 ETF and REX Gold Hedged FTSE Emerging Markets ETF and their respective subsidiaries has been consolidated in the Consolidated Schedules of Investments, Consolidated Statements of Assets and Liabilities, Consolidated Statements of Operations and Consolidated Statements of Changes in Net Assets.

Shares of the Funds are listed and traded on NYSE Arca, Inc. Market prices for the Shares may be different from their net asset value (“NAV”). The Funds will issue and redeem Shares on a continuous basis at NAV only in large blocks of Shares, typically 50,000 Shares, called “Creation Units”. Creation Units will be issued and redeemed principally in-kind for securities included in a specified universe. Once created, Shares will trade in a secondary market at market prices that change throughout the day in amounts less than a Creation Unit.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Trust, are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) for investment companies. The accompanying consolidated financial statements have been prepared in accordance with U.S. GAAP on the accrual basis of accounting. Management has reviewed Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, Financial Services – Investment Companies ASC (“ASC 946”), and concluded that each Fund meets criteria of an “investment company,” and therefore, the Funds prepare their consolidated financial statements each in accordance with investment company accounting as outlined in ASC 946.

Use of Estimates and Indemnifications — The preparation of consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

In the normal course of business, the Trust, on behalf of the Funds, enters into contracts that contain a variety of representations which provide general indemnifications. The Funds’ maximum exposure under these arrangements cannot be known; however, the Funds expect any risk of loss to be remote.

REX Funds

Notes to the Consolidated Financial Statements

March 31, 2017 (Continued)

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

Security Valuation — Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded (or at approximately 4:00 pm Eastern Time if a security’s primary exchange is normally open at that time), or, if there is no such reported sale, at the most recent quoted bid price for long positions and the most recent ask price for short positions. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. If available, debt securities are priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the fair value for such securities. Debt obligations with remaining maturities of sixty days or less when acquired will be valued at their market value. If a market value is not available from a pricing vendor or from an independent broker, the security will be fair valued according to the Trust’s fair value procedures. Prices for most securities held in the Funds are provided daily by recognized independent pricing agents. If a security price cannot be obtained from an independent, third-party pricing agent, the Funds seek to obtain a bid price from at least one independent broker. Futures are valued at the settlement price established each day by the board of exchange on which they are traded.

Securities for which market prices are not “readily available” are valued in accordance with fair value procedures established by the Board. The Funds’ fair value procedures are implemented through a fair value committee (the “Committee”) designated by the Board of Trustees (the “Board”). Some of the more common reasons that may necessitate that a security be valued using fair value procedures include: the security’s trading has been halted or suspended; the security has been de-listed from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security’s primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government-imposed restrictions. In addition, the Funds may fair value their securities if an event that may materially affect the value of the Funds’ securities that traded outside of the United States (a ‘‘Significant Event’’) has occurred between the time of the security’s last close and the time that the Funds calculate their net asset value. A Significant Event may relate to a single issuer or to an entire market sector. Events that may be Significant Events include: government actions, natural disasters, armed conflict, acts of terrorism and significant market fluctuations. If the Adviser becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which the Funds calculate their net asset value, it may request that a Committee meeting be called. When a security is valued in accordance with the fair value procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee.

In accordance with the authoritative guidance on fair value measurements and disclosure under GAAP, the Funds disclose fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

●	Level 1 – Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Funds have the ability to access at the measurement date;

●	Level 2 – Quoted prices which are not active, or inputs that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

●	Level 3 – Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

The valuation techniques used by the Funds to measure fair value during the period ended March 31, 2017 maximized the use of observable inputs and minimized the use of unobservable inputs.

REX Funds

Notes to the Consolidated Financial Statements

March 31, 2017 (Continued)

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

For the period ended March 31, 2017, there have been no significant changes to the Funds’ fair valuation methodologies.

Investment in the Subsidiaries — Each Fund will achieve commodities exposure primarily through investment in a Subsidiary. Such investment may not exceed 25% of a Fund’s total assets, as measured at the end of every quarter of the Fund’s taxable year. Each Subsidiary will invest in derivatives including futures contracts and commodity-linked instruments, and other investments intended to serve as margin or collateral or otherwise support the Subsidiary’s derivatives positions. Unlike the Funds, the Subsidiaries may invest without limitation in futures and may use leveraged investment techniques. The Subsidiaries otherwise are subject to the same general investment policies and restrictions as the Funds. Except as noted, references to the investment strategies of the Funds for non-equity securities include the investment strategies of the Subsidiaries.

The Subsidiaries are not registered under the 1940 Act. As an investor in its Subsidiary, each Fund, as the Subsidiary’s sole shareholder, does not have the protections offered to investors in registered investment companies. However, because each Fund wholly owns and controls its Subsidiary, and each Fund and Subsidiary is managed by the Adviser, it is unlikely that a Subsidiary would take action contrary to the interests of the Fund or the Fund’s shareholders. The Board has oversight responsibility for the investment activities of the Funds, including their investments in their respective Subsidiaries, and each Fund’s role as the sole shareholder of its Subsidiary. Also, in managing a Subsidiary’s portfolio, the Adviser is subject to the same investment restrictions and operational guidelines that apply to the management of the Fund. Changes in the laws of the United States and/or the Cayman Islands, under which the Fund and the Subsidiary are organized, respectively, could result in the inability of the Fund and/or the Subsidiary to operate and could negatively affect the Fund and its shareholders.

Federal Income Taxes — It is the Funds’ intention to qualify as a regulated investment company for Federal income tax purposes by complying with the appropriate provisions of Subchapter M of the Internal Revenue Code of 1986, as amended. Accordingly, no provisions for federal income taxes have been made in the consolidated financial statements.

The Funds’ policy is to classify interest and penalties associated with underpayment of federal and state income taxes, if any, as income tax expense on their Consolidated Statements of Operations. As of March 31, 2017, the Funds did not have any interest or penalties associated with the underpayment of any income taxes. The Funds have reviewed all major jurisdictions and concluded that there is no impact on the Funds’ net assets and no tax liability resulting from unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken on their tax returns.

Security Transactions and Investment Income — Security transactions are accounted for on trade date. Costs used in determining realized gains and losses on the sale of investment securities are based on specific identification. Dividend income is recorded on the ex-dividend date. Interest income is recognized on the accrual basis. Withholding taxes on foreign dividends, if any, have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates.

Futures Contracts — The Funds’ Subsidiaries utilized futures contracts during the period then ended March 31, 2017 to meet their investment objective. Variation margin payments are paid or received, depending upon whether unrealized gains or losses are incurred. When the futures contract is closed, the Funds record a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the amount invested (received) in the futures contract.

Risks of entering into futures contracts include the possibility that there will be an imperfect price correlation between the futures and the underlying securities. Second, it is possible that a lack of liquidity for futures contracts could exist in the secondary market, resulting in an inability to close a position prior to its maturity date. Third, the futures contract involves the risk that the Funds could lose more than the original margin deposit required to initiate a futures transaction.

REX Funds

Notes to the Consolidated Financial Statements

March 31, 2017 (Continued)

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

Finally, the risk exists that losses could exceed amounts disclosed on the Consolidated Statements of Assets and Liabilities. As of March 31, 2017, the Funds have open futures contracts and during the period ended, all futures contracts held had equity and commodity risk exposures. Refer to the Funds’ Consolidated Schedules of Investments for details regarding open futures contracts as of March 31, 2017. The unrealized appreciation on futures contracts is presented on the Consolidated Statements of Assets and Liabilities as “Net Unrealized Appreciation on Futures Contracts.” The amount of realized gain (loss) on futures contracts is presented on the Consolidated Statements of Operations as “Net Realized Gain (Loss) on Futures Contracts.” The change in the net fair value of the futures contracts is included in the Consolidated Statements of Operations as “Net change in Unrealized Appreciation (Depreciation) on Futures Contracts.” A margin deposit held at one counter party for the futures contracts is included in “Cash Collateral on Futures” on the Consolidated Statements of Assets and Liabilities.

Cash and Cash Equivalents — Idle cash may be swept into various overnight demand deposits and is classified as cash and cash equivalents on the Consolidated Statements of Assets and Liabilities. The Funds maintain cash in bank deposit accounts which, at times, may exceed United States federally insured limits. Amounts swept overnight are available on the next business day.

Dividends and Distributions to Shareholders — Each Fund pays out dividends from its net investment income and distributes its net capital gains, if any, to investors at least annually. All distributions are recorded on ex-dividend date.

Offering Expenses — All offering expenses of the Funds were borne by the Adviser and will not be subject to future recoupment. As a result, offering expenses are not reflected in the Consolidated Statements of Assets and Liabilities or Consolidated Statements of Operations.

Commodity-Linked Investments — To the extent consistent with its investment objective and strategies, the REX Gold Hedged S&P 500 ETF and REX Gold Hedged FTSE Emerging Markets ETF may invest in commodity investments to provide exposure to the investment returns of the commodities markets. Commodity investments include notes with interest payments that are tied to an underlying commodity or commodity index, ETFs or other exchange-traded products that are tied to the performance of a commodity or commodity index or other types of investment vehicles or instruments that provide returns that are tied to commodities or commodity indices.

The REX Gold Hedged S&P 500 ETF and REX Gold Hedged FTSE Emerging Markets ETF may also seek to gain exposure to the commodity markets, in whole or in part, through investments in a wholly owned Subsidiary. The Subsidiary, unlike the Fund, may invest to a significant extent directly in commodities and in equity-linked securities and commodity-linked derivative instruments, including options, futures contracts, swaps, options on futures contracts and commodity-linked structured notes. The Subsidiary may also invest in other instruments in which the Fund is permitted to invest, either as investments or to serve as margin or collateral for its derivative positions. A Fund may invest up to 25% of its total assets in its Subsidiary.

In order for a Fund to qualify as a regulated investment company under Subchapter M of the Code, the Fund must derive at least 90% of its gross income each taxable year from qualifying income. Certain of the Funds’ investments generally do not generate qualifying income if made directly by a Fund. Each Fund, however, intends to gain exposure to certain non-qualifying investments, including commodities investments, through its investment in its respective wholly-owned Subsidiary. Each Subsidiary intends to invest in futures contracts or commodity-linked instruments.

Creation Units — The Funds issue and redeem shares (“Shares”) at NAV and only in large blocks of Shares (each block of Shares for the Funds is called a “Creation Unit” or multiples thereof). Purchasers of Creation Units (“Authorized Participants”) at NAV must pay a minimum creation transaction fee of $500 per transaction. An Authorized Participant who holds Creation Units and wishes to redeem at NAV would also pay a standard redemption transaction fee of $500 per transaction. In addition to the fixed creation or redemption transaction fee, to the extent a Creation Unit consists of more than 100 securities, an additional creation transaction fee may be charged. The Adviser may retain all or portion of the transaction fee to the extent the Adviser bears the expenses that otherwise would be borne by the Trust in connection with the purchase or redemption of a Creation Unit, which the transaction fee is designed to cover.

REX Funds

Notes to the Consolidated Financial Statements

March 31, 2017 (Continued)

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

Except when aggregated in Creation Units, Shares are not redeemable securities of the Funds. Shares of the Funds may only be purchased or redeemed by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company (“DTC”) participant and, in each case, must have executed an Authorized Participant Agreement with the Funds’ distributor. Most retail investors will not qualify as Authorized Participants or have the resources to buy and sell whole Creation Units. Therefore, they will be unable to purchase or redeem the Shares directly from the Funds. Rather, most retail investors will purchase Shares in the secondary market with the assistance of a broker and will be subject to customary brokerage commissions or fees.

The following table discloses the Creation Unit breakdown based on the NAV as of March 31, 2017:

	Creation Unit Shares	Creation Transaction Fee	Value	Redemption Transaction Fee
REX Gold Hedged S&P 500 ETF	50,000	$500	$1,454,500	$500
REX Gold Hedged FTSE Emerging Markets ETF	50,000	$500	$1,450,500	$500

3. OFFSETTING ASSETS AND LIABILITIES

Certain derivative contracts are executed under standard netting agreements. A derivative netting agreement creates an enforceable right of set off that becomes effective, and affects the realization of settlement on individual assets, liabilities and collateral amounts, only following a specified event of default or early termination. Default events may include the failure to make payments or deliver securities timely, material adverse changes in financial condition or insolvency, the breach of minimum regulatory capital requirements, or loss of license, charter or other legal authorization necessary to perform under contract. These agreements mitigate counterparty credit risk by providing for a single net settlement with a counterparty of all financial transactions covered by the agreement in an event of default as defined under such agreement.

The following tables present the Funds’ gross derivative assets and liabilities net of amounts available for offset under netting arrangements as of March 31, 2017:

REX Gold Hedged S&P 500 ETF
Offsetting of Derivative Assets
				Gross Amounts Not Offset in the Consolidated Statements of Assets and Liabilities
	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Consolidated Statements of Assets and Liabilities	Net Amounts Presented in the Consolidated Statements of Assets and Liabilities	Financial Instruments(a)	Cash Collateral Received	Net Amount
Derivative Assets
Futures Contracts	$7,360	$—	$7,360	$(1,313)	$—	$6,047
Total	$7,360	$—	$7,.360	$(1,313)	$—	$6,047

REX Funds

Notes to the Consolidated Financial Statements

March 31, 2017 (Continued)

3. OFFSETTING ASSETS AND LIABILITIES (continued)

Offsetting of Derivative Liabilities
				Gross Amounts Not Offset in the Consolidated Statements of Assets and Liabilities
	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Consolidated Statements of Assets and Liabilities	Net Amounts Presented in the Consolidated Statements of Assets and Liabilities	Financial Instruments(a)	Cash Collateral Pledged(a)	Net Amount
Derivative Liabilities
Futures Contracts	$(1,313)	$—	$(1,313)	$1,313	$—	$—
Total	$(1,313)	$—	$(1,313)	$1,313	$—	$—

(a)	These amounts are limited to the derivatives asset/liability balance and, accordingly, do not include excess collateral received/pledged.

REX Gold Hedged FTSE Emerging Markets ETF
Offsetting of Derivative Assets
				Gross Amounts Not Offset in the Consolidated Statements of Assets and Liabilities
	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Consolidated Statements of Assets and Liabilities	Net Amounts Presented in the Consolidated Statements of Assets and Liabilities	Financial Instruments(a)	Cash Collateral Received	Net Amount
Derivative Assets
Futures Contracts	$3,520	$—	$3,520	$(2,130)	$—	$1,390
Total	$3,520	$—	$3,520	$(2,130)	$—	$1,390

Offsetting of Derivative Liabilities
				Gross Amounts Not Offset in the Consolidated Statements of Assets and Liabilities
	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Consolidated Statements of Assets and Liabilities	Net Amounts Presented in the Consolidated Statements of Assets and Liabilities	Financial Instruments(a)	Cash Collateral Pledged(a)	Net Amount
Derivative Liabilities
Futures Contracts	$(2,130)	$—	$(2,130)	$2,130	$—	$—
Total	$(2,130)	$—	$(2,130)	$2,130	$—	$—

(a)	These amounts are limited to the derivatives asset/liability balance and, accordingly, do not include excess collateral received/pledged.

REX Funds

Notes to the Consolidated Financial Statements

March 31, 2017 (Continued)

4. DERIVATIVE TRANSACTIONS

The following tables include only Funds that had exposure to more than one type of risk on derivatives held throughout the period.

The fair value of derivative instruments as of March 31, 2017 was as follows:

	Asset Derivatives			Liability Derivatives
	Consolidated Statements of Assets and Liabilities Location	Fair Value		Consolidated Statements of Assets and Liabilities Location	Fair Value
REX Gold Hedged S&P 500 ETF
Commodity contracts	Net Assets — Net unrealized appreciation on futures contracts	$37,527	*	Net Assets — Net unrealized depreciation on futures contracts	$—
Equity contracts	Net Assets — Net unrealized appreciation on futures contracts	—		Net Assets — Net unrealized depreciation on futures contracts	949	*
Total Derivatives not accounted for as hedging instruments		$37,527			$949

	Asset Derivatives			Liability Derivatives
	Consolidated Statements of Assets and Liabilities Location	Fair Value		Consolidated Statements of Assets and Liabilities Location	Fair Value
REX Gold Hedged FTSE Emerging Markets ETF
Commodity contracts	Net Assets — Net unrealized appreciation on futures contracts	$19,242	*	Net Assets — Net unrealized depreciation on futures contracts	$—
Equity contracts	Net Assets — Net unrealized appreciation on futures contracts	7,546	*	Net Assets — Net unrealized depreciation on futures contracts	—
Total Derivatives not accounted for as hedging instruments		$26,788			$—

*

Includes cumulative appreciation/depreciation of futures contracts as reported in the Consolidated Schedules of Investments. Only current day’s variation margin is reported within the Consolidated Statements of Assets and Liabilities.

The effect of derivative instruments on the Consolidated Statements of Operations for the period ended March 31, 2017.

Amount of realized gain (loss) on derivatives recognized in income (loss):

Futures
REX Gold Hedged S&P 500 ETF
Commodity contracts	$(191,114)
Equity contracts	73,473
Total	$(117,641)

REX Gold Hedged FTSE Emerging Markets ETF
Commodity contracts	$(64,543)
Equity contracts	84,465
Total	$19,922

REX Funds

Notes to the Consolidated Financial Statements

March 31, 2017 (Continued)

4. DERIVATIVE TRANSACTIONS (continued)

Net change in unrealized appreciation or (depreciation) on derivatives recognized in income:

Futures
REX Gold Hedged S&P 500 ETF
Commodity contracts	$37,527
Equity contracts	(949)
Total	$36,578

REX Gold Hedged FTSE Emerging Markets ETF
Commodity contracts	$19,242
Equity contracts	7,546
Total	$26,788

The table below discloses the volume of the Funds’ futures contracts during the period ended March 31, 2017:

	REX Gold Hedged S&P 500 ETF	REX Gold Hedged FTSE Emerging Markets ETF
Commodity Futures contracts:
Average Notional Balance Long	$3,200,456	$2,395,320
Ending Notional Balance Long	38,405,475	28,743,836
Equity Futures contracts:
Average Notional Balance Long	623,851	521,217
Ending Notional Balance Long	7,486,216	6,254,600

5. BASIS FOR CONSOLIDATION

The Consolidated Schedules of Investments, Statements of Assets and Liabilities, Statements of Operations, Statements of Changes in Net Assets, and the consolidated Financial Highlights of the Funds include the accounts of their respective Subsidiary. All intercompany accounts and transactions have been eliminated in consolidation for the Funds. Each of the Subsidiaries has a fiscal year end of March 31st for financial statement consolidation purposes.

The Subsidiaries are classified as controlled foreign corporations under the Internal Revenue Code of 1986 (“IRC”). Each Subsidiary’s taxable income is included in the calculation of the relevant Fund’s taxable income. Net losses of the Subsidiaries are not deductible by the Funds either in the current period or carried forward to future periods.

Each Fund may invest up to 25% of its total assets in its respective Subsidiary.

A summary of the Funds’ investments in the Subsidiaries are as follows:

	Inception Date of Subsidiary	Subsidiary Net Assets at March 31, 2017	% of Total Assets at March 31, 2017
REX Gold Hedged S&P 500 ETF Subsidiary I	April 4, 2016	$468,937	16.1%
REX Gold Hedged FTSE Emerging Markets ETF Subsidiary I	April 4, 2016	271,710	18.7%

REX Funds

Notes to the Consolidated Financial Statements

March 31, 2017 (Continued)

5. BASIS FOR CONSOLIDATION (continued)

Gains and losses attributed to the Funds’ investments in Subsidiaries are as follows:

	REX Gold Hedged S&P 500 ETF Subsidiary I	REX Gold Hedged FTSE Emerging Markets ETF Subsidiary I
Net Realized Gain (Loss) on Futures Contracts	$(117,641)	$19,922
Net Unrealized Appreciation on Futures Contracts	36,578	26,788
Total Net Realized and Unrealized Gains (Losses) Attributed to the Funds’ Investments in Subsidiaries	$(81,063)	$46,710

6. AGREEMENTS

Investment Advisory Agreement

Exchange Traded Concepts, LLC, or the Adviser, is an Oklahoma limited liability company located at 10900 Hefner Pointe Drive, Suite 207, Oklahoma City, Oklahoma 73120. The Adviser serves as investment adviser to the Trust, including the Funds, pursuant to an investment advisory agreement (“Advisory Agreement”). Under the Advisory Agreement, the Adviser provides investment advice to the Funds primarily in the form of oversight of the Sub-Adviser, including daily monitoring of the purchase and sale of securities by Vident and regular review of the Sub-Adviser’s performance. The Adviser also arranges for transfer agency, custody, fund administration and accounting, and other non-distribution related services necessary for the Funds to operate. The Adviser administers the Funds’ business affairs, provides office facilities and equipment and certain clerical, bookkeeping and administrative services, and provides its officers and employees to serve as officers or Trustees of the Trust.

For the services it provides to the Funds, the Funds pays the Adviser a fee, which is calculated daily and paid monthly, at an annual rate of 0.48% on the average daily net assets of the REX Gold Hedged S&P 500 ETF and 0.65% on the average daily net assets of the REX Gold Hedged FTSE Emerging Markets ETF. Under the Advisory Agreement, the Adviser has agreed to pay all expenses incurred by the Funds except for the advisory fee, interest, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, extraordinary expenses, and distribution fees and expenses paid by the Funds under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act (the “Excluded Expenses”).

Certain officers or interested trustees of the Trust are also officers or employees of the Adviser or its affiliates. They receive no fees for serving as officers of the Trust.

The Adviser has entered into a Sub-License, Marketing Support, and Expense Reimbursement Agreement (“Expense Reimbursement Agreement”) with Rex Shares, LLC, (the “Sponsor”). Under the Expense Reimbursement Agreement, the Sponsor agrees to sub-license the use of each Fund’s benchmark index to the Adviser and assumes the obligation of the Adviser to pay all expenses of the Funds, except Excluded Expenses.

Each Subsidiary is managed by the Adviser. For each Subsidiary, pursuant to a management agreement between the Subsidiary and the Adviser (the “Subsidiary Agreement”), the Adviser will: (i) provide management services; (ii) pay all expenses incurred by the Subsidiary except for the fee paid to the Adviser pursuant to the Subsidiary Agreement (the “Subsidiary Management Fee”), interest, taxes, brokerage commissions and other expenses incurred in placing or settlement of orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, and extraordinary expenses; and, in consideration thereof (iii) receive the Subsidiary Management Fee. The Adviser has contractually agreed to waive the management fee it receives from each Fund in an amount equal to the Subsidiary Management Fee, if any, paid to the Adviser by each Fund’s Subsidiary. The Adviser earned $0 Subsidiary management fees for the period ended March 31, 2017. The Adviser, and not the Funds or their respective Subsidiaries, pay the Sub-Adviser’s fees.

REX Funds

Notes to the Consolidated Financial Statements

March 31, 2017 (Continued)

6. AGREEMENTS (continued)

Investment Advisory Agreement (continued)

Each Fund intends to, and each Subsidiary may, invest a portion of its assets in shares of other investment companies (“Acquired Funds”) and, in connection with such investment, may incur acquired fund fees and expenses (“AFFE”). The Adviser agrees to waive all or any portion of the Fund Management Fee to the extent of the amount of any AFFE (excluding AFFE generated from holdings in Acquired Funds for cash management purposes) incurred by a Fund or a Subsidiary. This undertaking will continue in effect with respect to each Fund and each Subsidiary through July 31, 2017 initially and thereafter will continue in effect for successive one-year periods, unless the Adviser notifies the Trust’s Board of Trustees prior to the conclusion of the then-current term of its intent to terminate the arrangement effective upon the conclusion of that term.

Sub-Advisory Agreement

Vident Investment Advisory, LLC, or the Sub-Adviser, is a Delaware limited liability company, located at 300 Colonial Center Parkway, Suite 330, Roswell, Georgia, 30076. The Sub-Adviser is responsible for trading portfolio securities and other investment instruments on behalf of the Funds, including selecting broker-dealers to execute purchase and sale transactions, subject to the supervision of the Adviser and the Board. Under a sub-advisory agreement, the Adviser pays the Sub-Adviser a fee calculated daily and paid monthly at an annual rate of the average daily net assets of each Fund as follows: 1) 5 basis points on up to $250 million in assets; 2) 4 basis points on the next $250 million; 3) 3 basis points on all assets above $500 million; subject to an annual minimum fee of $30,000.

Each Subsidiary is sub-advised by the Sub-Adviser. The Adviser, and not the Funds or their respective Subsidiaries, pays the Sub-Adviser’s fees.

Distribution Agreement

SEI Investments Distribution Co. (the “Distributor”) serves as the Funds’ underwriter and distributor of Shares pursuant to a Distribution Agreement. Under the Distribution Agreement, the Distributor, as agent, receives orders to purchase shares in Creation Units and transmits such orders to the Funds’ custodian and transfer agent. The Distributor has no obligation to sell any specific quantity of Fund shares. The Distributor bears the following costs and expenses relating to the distribution of shares: (i) the expenses of maintaining its registration or qualification as a dealer or broker under federal or state laws; (ii) filing fees; and (iii) all other expenses incurred in connection with the distribution services, that are not reimbursed by the Adviser, as contemplated in the Distribution Agreement. The Distributor does not maintain any secondary market in Fund Shares.

The Funds have adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act. No payments pursuant to the Plan will be made during the initial twelve (12) months of operation. In accordance with the Plan, each Fund is authorized to pay an amount up to 0.25% of its average daily assets each year for certain distribution-related activities. For the period ended March 31, 2017, no fees were charged by the Distributor under the Plan and the Plan will only be implemented with approval of the Board.

Administrator, Custodian and Transfer Agent

SEI Investments Global Funds Services (the “Administrator”) serves as the Funds’ Administrator pursuant to an Administration Agreement. Brown Brothers Harriman & Co. (the “Custodian” and “Transfer Agent”) serves as the Funds’ Custodian and Transfer agent pursuant to a Custodian Agreement and Transfer Agency Services Agreement. The Adviser of the Funds pays these fees.

Certain officers of the Trust are also employees of the Administrator or its affiliates. They receive no fees for serving as officers of the Trust.

REX Funds

Notes to the Consolidated Financial Statements

March 31, 2017 (Continued)

7. INVESTMENT TRANSACTIONS

For the period ended March 31, 2017, the purchases and sales of investments in securities, excluding in-kind transactions, long-term U.S. Government and short-term securities were:

	Purchases	Sales and Maturities
REX Gold Hedged S&P 500 ETF	$1,304,253	$942,462
REX Gold Hedged FTSE Emerging Markets ETF	3,407,676	2,451,488

There were no purchases or sales of long-term U.S. Government securities by the Funds.

For the period ended March 31, 2017, in-kind transactions associated with creations and redemptions were:

	Purchases	Sales	Net Realized Gain
REX Gold Hedged S&P 500 ETF	$5,341,491	$3,257,187	$78,865
REX Gold Hedged FTSE Emerging Markets ETF	4,147,790	4,014,028	216,870

8. TAX INFORMATION

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from U.S. GAAP. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent. To the extent these differences are permanent in nature, they are charged or credited to paid-in capital, accumulated undistributed net investment income (loss), or accumulated net realized gain (loss) as appropriate, in the period that the differences arise.

Accordingly, the following permanent differences are primarily related to reclass of distributions, REIT adjustments, in-kind transactions and book/tax differences related to the treatment of earnings of subsidiary have been reclassified to/from the following accounts during the period ended March 31, 2017:

	Undistributed Net Investment Income	Accumulated Net Realized Gain (Loss)	Paid-in- Capital
REX Gold Hedged S&P 500 ETF	$1,880	$38,714	$(40,594)
REX Gold Hedged FTSE Emerging Markets ETF	46,707	(236,790)	190,083

The reclassifications have no impact on net assets or net asset value per share.

The tax character of dividends and distributions declared during the period ended March 31, 2017 were as follows:

	Ordinary Income	Totals
REX Gold Hedged S&P 500 ETF	$28,532	$28,532
REX Gold Hedged FTSE Emerging Markets ETF	53,694	53,694

REX Funds

Notes to the Consolidated Financial Statements

March 31, 2017 (Continued)

8. TAX INFORMATION (continued)

As of March 31, 2017, the components of distributable earnings and accumulated gains on a tax basis were as follows:

	REX Gold Hedged S&P 500 ETF	REX Gold Hedged FTSE Emerging Markets ETF
Undistributed Ordinary Income	$40,331	$41,631
Undistributed long-term capital gain	690	—
Post October losses	—	(5,370)
Unrealized appreciation (depreciation)	296,055	84,038
Total Distributable Earnings and Accumulated Gains	$337,076	$120,299

The Federal tax cost and aggregate gross unrealized appreciation and depreciation on investments, excluding futures contracts, held by the Funds at March 31, 2017, were as follows:

	Federal Tax Cost	Aggregated Gross Unrealized Appreciation	Aggregated Gross Unrealized Depreciation	Net Unrealized Appreciation
REX Gold Hedged S&P 500 ETF	$2,010,512	$290,827	$(31,350)	$259,477
REX Gold Hedged FTSE Emerging Markets ETF	1,078,928	57,250	—	57,250

9. RISKS OF INVESTING IN THE FUNDS

As with all ETFs, a shareholder of each Fund is subject to the risk that his or her investment could lose money. Each Fund is subject to the principal risks noted below, any of which may adversely affect the Fund’s NAV, trading price, yield, total return and ability to meet its investment objective. A more complete description of principal risks is included in the prospectus under the heading “Principal Risks”.

The REX Gold Hedged S&P 500 ETF will not, under normal circumstances, invest less than 80% of its net assets, plus the amount of any borrowings for investment purposes, in securities of companies composing the S&P 500® Index or in instruments that have economic characteristics similar to those equity securities on the S&P 500® Index. The REX Gold Hedged FTSE Emerging Markets ETF will not, under normal circumstances, invest less than 80% of its net assets, plus the amount of any borrowings for investment purposes, in securities of emerging markets companies or in instruments that have economic characteristics similar to equity securities of emerging markets companies.

Concentration Risk

From time to time, the Funds may invest a significant percentage of their assets in issuers in a single industry (or the same group of industries) or sector of the economy. To the extent each Fund’s investments are concentrated in or have significant exposure to a particular issuer, industry or group of industries, or asset class, the Funds may be more vulnerable to adverse events affecting such issuer, industry or group of industries, or asset class than if the Funds’ investments were more broadly diversified.

Derivatives Risk

The Funds use futures contracts, which is a type of derivative contract. A derivative refers to any financial instrument whose value is derived, at least in part, from the price of an underlying security, asset, rate, or index. The use of derivatives presents risks different from, and possibly greater than, the risks associated with investing directly in traditional securities. Changes in the value of a derivative may not correlate perfectly with the underlying security, asset, rate or index. Gains or losses in a derivative may be magnified and may be much greater than the derivative’s original cost.

REX Funds

Notes to the Consolidated Financial Statements

March 31, 2017 (Continued)

9. RISKS OF INVESTING IN THE FUNDS (continued)

Non-Diversification Risk

The Funds are non-diversified, meaning that, as compared to a diversified fund, they can invest a greater percentage of their assets in securities issued by or representing a small number of issuers. As a result, the performance of these issuers can have a substantial impact on the Funds’ performance.

Subsidiary Risk

The Subsidiaries are not registered under the 1940 Act and are not subject to all of the investor protections of the 1940 Act. Thus, each Fund, as the sole investor in its Subsidiary, will not have all of the protections offered to shareholders of registered investment companies. By investing in its Subsidiary, a Fund is exposed to the risks of investing in the commodities markets. A Fund also will incur its pro rata share of the expenses of the Subsidiary. In addition, changes in the laws of the United States or the Cayman Islands, under which each Fund and its Subsidiary, respectively, are organized, could result in the inability of a Fund and/or its Subsidiary to operate as intended and could negatively affect the Funds and their shareholders.

10. OTHER

At March 31, 2017, the records of the Trust reflected that 100% of each Fund’s total Shares outstanding were held by three Authorized Participants, in the form of Creation Units. However, the individual shares comprising such Creation Units are listed and traded on the NYSE Arca, Inc. and have been purchased and sold by persons other than Authorized Participants.

11. SUBSEQUENT EVENTS

The Funds have evaluated the need for additional disclosures and/or adjustments resulting from subsequent events through the date the consolidated financial statements were issued. Based on this evaluation, no adjustments were required to the consolidated financial statements as of March 31, 2017, except as follows:

On May 16, 2017, the Board of Trustees approved the closing and liquidation of the REX Gold Hedged FTSE Emerging Markets Fund. The REX Gold Hedged FTSE Emerging Markets Fund is expected to cease operations and liquidate on or about May 31, 2017.

REX Funds

Report of Independent Registered Public Accounting Firm

March 31, 2017

To the Shareholders of REX Gold Hedged S&P 500 ETF and REX Gold Hedged FTSE Emerging Markets ETF and
Board of Trustees of Exchange Traded Concepts Trust

We have audited the accompanying consolidated statements of assets and liabilities, including the consolidated schedules of investments, of REX Gold Hedged S&P 500 ETF and REX Gold Hedged FTSE Emerging Markets ETF (the “Funds”), each a series of Exchange Traded Concepts Trust, as of March 31, 2017, and the related consolidated statements of operations and changes in net assets and the consolidated financial highlights for the period April 4, 2016 (commencement of operations) through March 31, 2017. These consolidated financial statements and consolidated financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these consolidated financial statements and consolidated financial highlights based on our audit.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the consolidated financial statements and consolidated financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the consolidated financial statements. Our procedures included confirmation of securities owned as of March 31, 2017, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the consolidated financial statements and consolidated financial highlights referred to above present fairly, in all material respects, the financial position of each of the Funds as of March 31, 2017, the results of their operations, changes in their net assets, and their financial highlights for the period April 4, 2016 (commencement of operations) through March 31, 2017, in conformity with accounting principles generally accepted in the United States of America.

As described in Note 11 to the consolidated financial statements, subsequent to period-end, the Board of Trustees approved the closing and liquidation of REX Gold Hedged FTSE Emerging Markets ETF. The REX Gold Hedged FTSE Emerging Markets ETF is expected to cease operations and liquidate on or about May 31, 2017.

COHEN & COMPANY, LTD.
Cleveland, Ohio
May 30, 2017

REX Funds

Trustees and Officers of the Trust

(Unaudited)

The following chart lists Trustees and Officers as of March 31, 2017.

Certain officers and/or interested trustees of the Fund are also officers of the Distributor, the Advisor or the Administrator.

Set forth below are the names, years of birth, addresses, position with the Fund, term of office and length of time served, the principal occupations during the past five years, number of portfolios in fund complex overseen by the trustees, and other directorships outside the fund complex of each of the persons currently serving as Trustees and Officers of the Fund. The Fund’s Statement of Additional Information (“SAI”) includes additional information about the Trustees and Officers. The SAI may be obtained without charge by calling 1-(844)-REX-1414.

Name, Address, and Year of Birth	Position(s) Held with the Trust	Term of Office and Length of Time Served(1)	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen By Trustee	Other Directorships held by Trustee
Interested Trustee
J. Garrett Stevens c/o Exchange Traded Concepts Trust 10900 Hefner Pointe Drive, Suite 207 Oklahoma City, OK 73120 (1979)	Trustee and President	Trustee (Since 2009); President (Since 2011)	T.S. Phillips Investments, Inc., 2000 to present – Investment Advisor/Vice President; Exchange Traded Concepts Trust, 2009 to 2011 – Chief Executive Officer and Secretary, 2011 – present – President; Exchange Traded Concepts, LLC, 2009 to present – Chief Executive Officer; Exchange Listed Funds Trust, 2012 to present - President	10	ETF Series Solutions (2012 - 2014) - Trustee
Independent Trustees
Timothy Jacoby c/o Exchange Traded Concepts Trust 10900 Hefner Pointe Drive, Suite 207 Oklahoma City, OK 73120 (1952)	Trustee	Since 2014	Deloitte & Touche LLP, 2000 to 2014 – Partner	14	Exchange Listed Funds Trust (4) - Trustee; Source ETF Trust (2014 - 2015) - Trustee; Edward Jones Money Market Fund (2017) - Trustee
David M. Mahle c/o Exchange Traded Concepts Trust 10900 Hefner Pointe Drive, Suite 207 Oklahoma City, OK 73120 (1944)	Trustee	Since 2011	Jones Day, 2012 to 2015 – Consultant; Jones Day, 2008 to 2011 – Of Counsel; Jones Day, 1988 to 2008 – Partner; Simplon International Ltd., 2012 to present – Director	14	Exchange Listed Funds Trust (4) - Trustee, Source ETF Trust (2014 - 2015) - Trustee

REX Funds

Trustees and Officers of the Trust

(Unaudited) (Continued)

Name, Address, and Year of Birth	Position(s) Held with the Trust	Term of Office and Length of Time Served(1)	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen By Trustee	Other Directorships held by Trustee
Independent Trustees (continued)
Kurt Wolfgruber c/o Exchange Traded Concepts Trust 10900 Hefner Pointe Drive, Suite 207 Oklahoma City, OK 73120 (1950)	Trustee	Since 2012	Amherst Asset Management, 2010 to present – Independent Advisor.	14	New Mountain Finance Corp. - Director; Exchange Listed Funds Trust (4) - Trustee; Source ETF Trust (2014 - 2015) - Trustee
Mark Zurack c/o Exchange Traded Concepts Trust 10900 Hefner Pointe Drive, Suite 207 Oklahoma City, OK 73120 (1957)	Trustee	Since 2011	Columbia Business School, 2002 to present – Professor	10	AQR Funds (44) - Trustee; Source ETF Trust (2014 - 2015) - Trustee

(1)	Each Trustee shall serve during the continued life of the Trust until he or she dies, resigns, is declared bankrupt or incompetent by a court of competent jurisdiction, or is removed.

REX Funds

Trustees and Officers of the Trust

(Unaudited) (Concluded)

Name, Address, and Year of Birth	Position(s) Held with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Other Directorships Held
Officers
J. Garrett Stevens c/o Exchange Traded Concepts Trust 10900 Hefner Pointe Drive, Suite 207 Oklahoma City, OK 73120 (1979)	Trustee and President	Trustee (Since 2009); President (Since 2011)

T.S. Phillips Investments, Inc., 2000 to present – Investment Advisor/Vice President; Exchange Traded Concepts Trust, 2009 to 2011 – Chief Executive Officer and Secretary, 2011 to present – President; Exchange Traded Concepts, LLC, 2009 to present – Chief Executive Officer; Exchange Listed Funds Trust, 2012 to present – President

ETF Series Solutions, 2012 - 2014 - Trustee
Richard Hogan c/o Exchange Traded Concepts Trust 10900 Hefner Pointe Drive, Suite 207 Oklahoma City, OK 73120 (1961)	Secretary	Since 2011

Exchange Traded Concepts, LLC, 2011 to present – President; Private Investor – 2003 to present; Exchange Traded Concepts Trust, 2011 to present – Secretary; Peconic Land Trust, 2012 to 2016 – Board Member; Yorkville ETF Advisors, 2011 to 2016 – Managing Member

Board Member of Peconic Land Trust of Suffolk County, NY; Exchange Listed Funds Trust (4) - Trustee
James J. Baker Jr. c/o Exchange Traded Concepts Trust 10900 Hefner Pointe Drive, Suite 207 Oklahoma City, OK 73120 (1951)	Treasurer	Since 2015	Exchange Traded Concepts, LLC, 2011 to present – Managing Partner; Yorkville ETF Advisors, 2012 to 2016 – Managing Partner; Goldman Sachs, 2000 to 2011 – Vice President	None
Eric Kleinschmidt c/o SEI Investments Company One Freedom Valley Drive Oaks, PA 19456 (1968)	Assistant Treasurer	Since 2013	Director, Fund Accounting, SEI Investments Global Funds Services, 2004 to present	None
LuAnne Garvey c/o Cipperman Compliance Services LLC 480 Swedesford Road, Suite 300 Wayne, PA 19087 (1959)	Chief Compliance Officer	Since 2015	Cipperman Compliance Services, LLC, 2014 to present – Compliance Director; Foreside Financial Group 2012 to 2013 – compliance Manager; BNY Mellon Distributors, 2010 to April 2012 – Compliance Manager	None

REX Funds

Disclosure of Fund Expenses

(Unaudited)

All ETFs have operating expenses. As a shareholder of a Fund you incur an advisory fee. In addition to the advisory fee, a shareholder may pay brokerage expenses, taxes, interest, litigation expenses, dividend expense on securities sold short, and other extraordinary expenses (including acquired fund fees and expenses), if any. It is important for you to understand the impact of these ongoing costs on your investment returns. Shareholders may incur brokerage commissions on their purchases and sales of Fund shares, which are not reflected in these examples.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period (October 1, 2016 to March 31, 2017).

The table below illustrates your Fund’s costs in two ways:

Actual Fund Return. This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the period. The “Expenses Paid During Period” column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the “Ending Account Value” number is derived from deducting that expense cost from the Fund’s gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your actual account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under “Expenses Paid During Period.”

Hypothetical 5% Return. This section helps you compare your Fund’s costs with those of other funds. It assumes that the Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Commission requires all funds to make this 5% calculation. You can assess your Fund’s comparative cost by comparing the hypothetical result for your Fund in the “Expenses Paid During Period” column with those that appear in the same charts in the shareholder reports for other funds.

NOTE: Because the return is set at 5% for comparison purposes — NOT your Fund’s actual return — the account values shown may not apply to your specific investment.

	Beginning Account Value 10/1/16	Ending Account Value 3/31/17	Annualized Expense Ratios	Expenses Paid During Period(1)
REX Gold Hedged S&P 500 ETF
Actual Fund Return	$1,000.00	$1,037.60	0.48%	$2.44
Hypothetical 5% Return	$1,000.00	$1,022.54	0.48%	$2.42
REX Gold Hedged FTSE Emerging Markets ETF
Actual Fund Return	$1,000.00	$993.80	0.65%	$3.23
Hypothetical 5% Return	$1,000.00	$1,021.69	0.65%	$3.28

(1)	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied 182/365 (to reflect the one-half year period shown).

REX Funds

Notice Shareholders

(Unaudited)

	Long-Term Capital Gain Distributions	Ordinary Income Distributions	Total Distributions	Qualifying For Corporate Dividend Received Deduction(1)	Qualifying Dividend Income(2)	U.S. Government Interest(3)	Interest Related Dividend(4)	Short-Term Capital Gain Dividend(5)
Rex Gold Hedged S&P 500 ETF	0.00%	100.00%	100.00%	60.81%	61.82%	0.00%	0.41%	0.00%
Rex Gold Hedged FTSE Emerging Markets ETF	0.00%	100.00%	100.00%	51.42%	56.03%	0.00%	0.18%	0.00%

(1)

Qualifying dividends represent dividends which qualify for the corporate dividends received deduction and are reflected as a percentage of ordinary income distributions (the total of short term capital gain and net investment income distributions).

(2)

The percentage in this column represents the amount of “Qualifying Dividend Income” as created by the Jobs and Growth Relief Reconciliation Act of 2003 and is reflected as a percentage of ordinary income distributions (the total of short term capital gain and net investment income distributions). It is the intention of the Trust to designate the maximum amount permitted by law.

(3)

“U.S. Government Interest” represents the amount of interest that was derived from direct U.S. Government obligations and distributed during the fiscal year. This amount is reflected as a percentage of ordinary income. Generally, interest from direct U.S. Government obligations is exempt from state income tax. However, for shareholders of the Rex Gold Hedged S&P 500 ETF and Rex Gold Hedged FTSE Emerging Markets ETF who are residents of California, Connecticut and New York, the statutory threshold requirements were not satisfied to permit exemption of these amounts from state income.

(4)

The percentage in this column represents the amount of “Interest Related Dividend” is reflected as a percentage of ordinary distribution. Interest related dividends are exempted from U.S. withholding tax when paid to foreign investors.

(5)

The percentage in this column represents the amount of “Short-Term Capital Gain Dividend” is reflected as a percentage of short term capital gain distributions that is exempted from U.S. withholding tax when paid to foreign investors.

REX Funds

Supplemental Information

(Unaudited)

Net asset value, or “NAV”, is the price per share at which a Fund issues and redeems shares. It is calculated in accordance with the standard formula for valuing mutual fund shares. The “Market Price” of a Fund generally is determined using the midpoint between the highest bid and the lowest offer on the stock exchange on which the Shares of a Fund are listed for trading, as of the time that the Fund’s NAV is calculated. A Fund’s Market Price may be at, above or below its NAV. The NAV of a Fund will fluctuate with changes in the market value of the Fund’s holdings. The Market Price of a Fund will fluctuate in accordance with changes in its NAV, as well as market supply and demand.

Premiums or discounts are the differences (expressed as a percentage) between the NAV and Market Price of a Fund on a given day, generally at the time NAV is calculated. A premium is the amount that a Fund is trading above the reported NAV, expressed as a percentage of the NAV. A discount is the amount that a Fund is trading below the reported NAV, expressed as a percentage of the NAV.

Further information regarding premiums and discounts is available on the Funds’ website at www.rexetf.com.

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10900 Hefner Pointe Drive, Suite 207

Oklahoma City, OK 73120

Investment Adviser:

Exchange Traded Concepts, LLC

10900 Hefner Pointe Drive, Suite 207

Oklahoma City, OK 73120

Sub-Adviser:

Vident Investment Advisory, LLC

300 Colonial Center Parkway, Suite 330

Roswell, Georgia 30076

Distributor:

SEI Investments Distribution Co.

One Freedom Valley Drive

Oaks, PA 19456

Administrator:

SEI Investments

Global Funds Services

One Freedom Valley Drive

Oaks, PA 19456

Legal Counsel:

Morgan, Lewis & Bockius LLP

1111 Pennsylvania Avenue NW

Washington, DC 20004

Independent Registered Public Accounting Firm:

Cohen & Company, Ltd.

1350 Euclid Ave.

Suite 800

Cleveland, OH 44115

This information must be preceded or accompanied by a current prospectus for the Funds.

REX-AR-001-0100

Item 2. Code of Ethics.

The Registrant has adopted a code of ethics that applies to the Registrant's principal executive officer, principal financial officer, controller or principal accounting officer, and any person who performs a similar function. There have been no amendments to or waivers granted to this code of ethics.

Item 3. Audit Committee Financial Expert.

(a) (1) The Registrant’s Board of Trustees has determined that the Registrant has an audit committee financial expert serving on the audit committee.

(a) (2) The audit committee financial expert Timothy Jacoby is an independent trustee as defined in Form N-CSR Item 3 (a) (2)

Item 4. Principal Accountant Fees and Services.

Fees billed by Cohen Fund Audit Services, Ltd (Cohen) related to the Registrant.

Cohen billed the Registrant aggregate fees for services rendered to the Registrant for the last two fiscal years as follows:

		Fiscal Year Ended March 2017			Fiscal Year Ended March 2016
		All fees and services to the Registrant that were pre-approved	All fees and services to service affiliates that were pre-approved	All other fees and services to service affiliates that did not require pre-approval	All fees and services to the Registrant that were pre-approved	All fees and services to service affiliates that were pre-approved	All other fees and services to service affiliates that did not require pre-approval
(a)	Audit Fees	$32,000	$0	N/A	N/A	N/A	N/A
(b)	Audit-Related Fees	$0	$0	$0	N/A	N/A	N/A
(c)	Tax Fees	$8,000	$0	$0	N/A	N/A	N/A
(d)	All Other Fees	$0	$0	$0	N/A	N/A	N/A

(e)(1) The Trust’s Audit Committee has adopted, and the Board of Trustees has ratified, an Audit and Non-Audit Services Pre-Approval Policy (the “Policy”), which sets forth the procedures and the conditions pursuant to which services proposed to be performed by the independent auditor of the Trust may be pre-approved .

(e)(2) Percentage of fees billed applicable to non-audit services approved pursuant to the “de minimis” exception of Rule 2-01(c)(7)(i)(C) were as follows (Cohen):

	Fiscal Year Ended March 2017	Fiscal Year Ended March 2016
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

(f) Not Applicable.

(g) The aggregate non-audit fees and services billed by Cohen for the fiscal year 2017 and 2016 were $8,000 and $0, respectively.

(h) During the past fiscal year, Registrant's principal accountant provided certain non-audit services to Registrant's investment adviser or to entities controlling, controlled by, or under common control with Registrant's investment adviser that provide ongoing services to Registrant that were not subject to pre-approval pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X. The Audit Committee of Registrant's Board of Trustees reviewed and considered these non-audit services provided by Registrant's principal accountant to Registrant's affiliates, including whether the provision of these non-audit services is compatible with maintaining the principal accountant's independence.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Schedule of Investments

Schedule of Investments is included as part of the Report to Shareholders filed under Item 1 of this form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees during the period covered by this report.

Item 11. Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report, are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There has been no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Code of Ethics attached hereto.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 Act, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as exhibits.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Exchange Traded Concepts Trust

By	/s/ J. Garrett Stevens
J. Garrett Stevens, Trustee and President

Date: June 9, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By	/s/ J. Garrett Stevens
J. Garrett Stevens, Trustee and President

Date: June 9, 2017

By	/s/ James J. Baker Jr.
James J. Baker Jr., Treasurer

Date: June 9, 2017